Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
Schedule of Company’s Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquistion	Place of incorporation	Percentage of direct or indirect ownership by the Company		Principal activities
			Direct
			2025	2024
Subsidiaries:
Finfront Holding Company (“Finfront”)	July 22, 2021	Cayman Islands	100%	100%	Investment holding

Ethereal Tech Pte. Ltd. (“Ethereal Singapore”)	October 22, 2021	Singapore	100%	100%	Provision of cloud mining services

Ethereal Tech US Corporation (“Ethereal US”)	December 15, 2021	United States (“US”)	100%	100%	Provision of self-mining activities and mining equipment sales

Ethereal Tech ME Limited	August 20, 2024	United Arab Emirates (“UAE”)	100%	100%	Provision of cloud mining services, miner hosting services and mining equipment sales

Finfront Tech Company	June 28, 2024	Cayman Islands	100%	100%	Investment holding

Cloudmap Tech Group Limited	June 11, 2024	Hong Kong Special Administrative Region (“HK”)	100%	100%	Provision of self-mining activities

Uni-Titan LLC	February 19, 2025	US	51%	-	Provision of miner hosting services and hosting capacity leasing services

Stella Aegis Limited	October 19, 2025	HK	100%	-	Dormant

Schedule of Fair Values of the Assets Acquired and Liabilities Assumed

The following table summarizes the finalized allocation of the purchase price based on the estimated fair values of the assets acquired and liabilities assumed as of February 19, 2025:

As of February 19, 2025
Assets
Cash and cash equivalents	1,135
Accounts receivable	449
Other receivables	2,893
Other current assets	23
Property and equipment	9,947
Goodwill	4,235
Total assets	18,682

Liabilities
Accounts payable	1,311
Other current liabilities	31
Total liabilities	1,342
Net asset of Uni-Titan	17,340

Minus: fair value of non-controlling interests	5,393
Total purchase consideration	11,947

Schedule of Pro-Forma Financial Information	The following unaudited pro forma financial information summarizes the combined results of operations for the Company and Uni-Titan, as if the companies were combined as of January 1, 2024.
	Year ended December 31,
	2025	2024

Revenue	479,422	485,804
Net income	(32,084)	59,153

Schedule of Warrant Activity

Warrant activity during the year ended December 31, 2025 and 2024, was as follows:

	Number of		Weighted Average Exercise Share Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life
	Warrants		$	$	(in years)

Outstanding as of February 29, 2024	7,176,389	*	11.50	-	5.00	*
Issued, exercised or cancelled	-		-	-	-
Outstanding as of December 31, 2024	7,176,389		11.50	-	4.17
Cancelled	(173,756)		-	-	-
Outstanding as of December 31, 2025	7,002,633		11.05	-	3.17

*	The data have been retroactively restated to reflect the current capital structure of the Company.

Schedule of Assumptions Used in Valuing the Warrants

Following are the assumptions (Level 3 significant unobservable inputs) used in valuing the Warrants on February 29, 2024 (non-recurring basis):

As of February 29, 2024 (the Closing Date)

Risk-free interest rate	4.26%
Remaining expected term (in years)	5.00
Expected volatility	27.51%
Stock price on valuation date	$6.03
Exercise price	$11.50
Expected dividend rate	-%